THE FEDERAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 2000
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                  YIELD TO
    AMOUNT                                                                                  MATURITY/
(IN THOUSANDS)                 SECURITY DESCRIPTION                    MATURITY DATES          RATE           VALUE
--------------   -------------------------------------------------  ---------------------  ------------  ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (99.6%)
$     143,300    Federal Farm Credit Bank.........................  02/01/01-03/01/01      6.350-6.600%  $  143,256,698
      100,000    Federal Farm Credit Bank (due 05/03/00)..........           05/03/00(a)         5.953       99,999,782
      250,000    Federal Farm Credit Bank (due 07/03/00)..........           05/01/00(a)         5.972      250,000,000
       40,000    Federal Farm Credit Bank (due 12/01/00)..........           05/01/00(a)         6.075       39,990,646
       35,000    Federal Farm Credit Bank (due 02/14/01)..........           05/01/00(a)         6.000       34,992,149
       25,000    Federal Farm Credit Bank (due 04/10/01)..........           05/10/00(a)         5.960       24,997,689
      100,000    Federal Farm Credit Bank (due 04/25/01)..........           05/25/00(a)         5.970      100,000,000
       21,658    Federal Farm Credit Bank Discount Note...........           05/15/00            5.490       21,608,560
      187,370    Federal Home Loan Bank...........................  05/17/00-04/26/01      4.980-6.668      186,984,942
       90,000    Federal Home Loan Bank (due 05/11/00)............           05/01/00(a)         6.055       89,999,009
      100,000    Federal Home Loan Bank (due 09/01/00)............           05/01/00(a)         6.130       99,986,822
      150,000    Federal Home Loan Bank (due 10/04/00)............           05/04/00(a)         6.130      149,955,838
      100,000    Federal Home Loan Bank (due 10/10/00)............           05/01/00(a)         6.130       99,969,594
       94,000    Federal Home Loan Bank (due 10/25/00)............           05/25/00(a)         5.930       93,972,011
      200,000    Federal Home Loan Bank (due 02/09/01)............           05/01/00(a)         6.000      199,955,331
    1,134,809    Federal Home Loan Bank Discount Note.............  05/03/00-07/21/00      3.910-5.990    1,128,308,811
       47,398    Student Loan Marketing Association...............           02/14/01            6.550       47,385,340
       81,119    Student Loan Marketing Association Discount
                   Note...........................................  05/05/00-06/12/00      4.680-5.890       80,552,874
      140,000    Tennessee Valley Authority Discount Note.........  05/05/00-05/18/00      4.690-5.550      139,697,233
                                                                                                         --------------
                 TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (99.6%).................................   3,031,613,329
                 OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)..........................................      13,636,863
                                                                                                         --------------
                 NET ASSETS (100.0%)...................................................................  $3,045,250,192
                                                                                                         ==============

------------------------------
(a) Date listed represents the next interest rate reset date. The actual maturity date is indicated in the security description.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE FEDERAL MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 2000
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value            $3,031,613,329
Cash                                                          558
Interest Receivable                                    14,101,664
Prepaid Trustees' Fees                                      6,538
Prepaid Expenses and Other Assets                           5,400
                                                   --------------
    Total Assets                                    3,045,727,489
                                                   --------------
LIABILITIES
Advisory Fee Payable                                      353,502
Administrative Services Fee Payable                        65,909
Fund Services Fee Payable                                   2,224
Administration Fee Payable                                  1,765
Accrued Expenses                                           53,897
                                                   --------------
    Total Liabilities                                     477,297
                                                   --------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $3,045,250,192
                                                   ==============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE FEDERAL MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                $78,271,678
EXPENSES
Advisory Fee                                       $1,848,827
Administrative Services Fee                           331,148
Custodian Fees and Expenses                           131,202
Professional Fees and Expenses                         24,055
Fund Services Fee                                      22,030
Trustees' Fees and Expenses                            10,937
Administration Fee                                      9,363
Miscellaneous                                           6,873
                                                   ----------
    Total Expenses                                               2,384,435
                                                               -----------
NET INVESTMENT INCOME                                           75,887,243
NET REALIZED GAIN ON INVESTMENTS                                     6,699
                                                               -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $75,893,942
                                                               ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

THE FEDERAL MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE SIX
                                                    MONTHS ENDED    FOR THE FISCAL
                                                   APRIL 30, 2000     YEAR ENDED
                                                    (UNAUDITED)    OCTOBER 31, 1999
                                                   --------------  ----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $   75,887,243  $    90,037,557
Net Realized Gain (Loss) on Investments                     6,699          (93,004)
                                                   --------------  ---------------
    Net Increase in Net Assets Resulting from
      Operations                                       75,893,942       89,944,553
                                                   --------------  ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                       6,061,602,203    9,653,493,366
Withdrawals                                        (5,373,069,003)  (8,926,190,523)
                                                   --------------  ---------------
    Net Increase from Investors' Transactions         688,533,200      727,302,843
                                                   --------------  ---------------
    Total Increase in Net Assets                      764,427,142      817,247,396
NET ASSETS
Beginning of Period                                 2,280,823,050    1,463,575,654
                                                   --------------  ---------------
End of Period                                      $3,045,250,192  $ 2,280,823,050
                                                   ==============  ===============

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                     FOR THE SIX
                                                     MONTHS ENDED    FOR THE FISCAL YEAR ENDED OCTOBER 31,
                                                    APRIL 30, 2000   --------------------------------------
                                                     (UNAUDITED)      1999    1998    1997    1996    1995
                                                   ----------------  ------  ------  ------  ------  ------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                                0.18%(a)  0.20%  0.20%  0.20%   0.20%   0.20%
  Net Investment Income                                       5.60%(a)  4.85%  5.31%  5.18%   5.08%   5.55%
  Expenses without Reimbursement                              0.18%(a)  0.20%  0.25%  0.28%   0.27%   0.26%

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE FEDERAL MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Federal Money Market Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on November 4, 1992. The portfolio's investment objective is to provide high current income consistent with the preservation of capital and same-day liquidity. The portfolio commenced operations on January 4, 1993. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

      The portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management, Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the Agreement, the portfolio pays JPMIM at an annual rate of 0.20% of the portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the six months ended April 30, 2000, such fees amounted to $1,848,827.

THE FEDERAL MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended April 30, 2000, the fee for these services amounted to $9,363.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended April 30, 2000, the fee for these services amounted to $331,148.

      In addition, J.P. Morgan has agreed to reimburse the portfolio to the extent necessary to maintain the total operating expenses of the portfolio at no more than 0.20% of the average daily net assets of the portfolio through February 28, 2001. This reimbursement arrangement can be changed or terminated at any time after February 28, 2001 at the option of J.P. Morgan. For the six months ended April 30, 2000 J.P. Morgan was not required to reimburse the portfolio for expenses under this agreement.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $22,030 for the six months ended April 30, 2000.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios, and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $4,200.